SHAREHOLDERS' EQUITY (Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Unrealized loss on marketable securities	[1]	$ (465)	$ (284)	$ (125)
Currency translation adjustment		(386)	(275)	(177)
Unrealized gain (loss) from cash flow hedge	[2]	415	88	238
Accumulated other comprehensive loss		$ (436)	$ (471)	$ (64)

[1]	In the years ended December 31 2016 and 2015, an amount of $95,000 and $108,000, respectively, in respect of unrealized loss from marketable securities was reclassified from accumulated other comprehensive income (loss) into financial expenses.
[2]	In the year ended December 31, 2016, amounts of $65,000 and $(12,000) in respect of unrealized gain (loss) from cash flow hedge were reclassified from accumulated other comprehensive income (loss) into financial income and revenues, respectively.